Schedule of additions to noncurrent assets by reportable segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract assets	R$ 1,618,669	R$ 1,293,765
Property, plant and equipment	559,203	366,298
Intangible assets	10,375	10,991
Right-of-use asset	98,265	103,571
Electricity Get [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	497,773	236,914
Intangible assets	5,607	7,397
Right-of-use asset	37,987	19,231
Electricity Dis [Member]
IfrsStatementLineItems [Line Items]
Contract assets	1,604,400	1,278,578
Property, plant and equipment
Intangible assets
Right-of-use asset	40,469	72,421
Com [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	126	203
Intangible assets	2,300	1,741
Right-of-use asset	1,536	135
Tel [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	59,292	127,381
Intangible assets	179	808
Right-of-use asset	11,406	10,135
Gas [Member]
IfrsStatementLineItems [Line Items]
Contract assets	14,269	15,187
Property, plant and equipment
Intangible assets
Right-of-use asset	3,243	623
Hol [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	2,012	1,800
Intangible assets	2,289	1,045
Right-of-use asset	R$ 3,624	R$ 1,026